Deferred Taxes	12 Months Ended
Dec. 31, 2019
DEFERRED TAXES
DEFERRED TAXES

18.   DEFERRED TAXES

a)	The following is the analysis of deferred income tax assets/(liabilities) presented in the consolidated statements of financial position as of December 31, 2019 and 2018

				Changes					Balance as of December 31, 2019
	Net balance as of	Inicial	Net balance	Increase	Increase	Foreign	other	Closing balance
	January 1, 2019	application IFRS 9	restated as of	(decrease) in	(decrease) in	Currency	increase	as of 12/31/2019	Deferred tax	Deferred Tax
		and IAS 29	January 1, 2019	in profit or loss	other	Translation	(decrease)		assets	Liabilities
					comprehensive
					income
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(212,358,098)	-	(212,358,098)	28,061,878	-	1,037,949	24,267	(183,234,004)	-	(183,234,004)
Obligations for post-employment benefits	1,373,395	-	1,373,395	181,469	984,610	-	-	2,539,474	2,539,474	-
Tax loss	-	-	-	-	-	-	-	-	-	-
Provisions	24,869,371	-	24,869,371	17,431,416	-	-	4,452,436	46,753,223	46,753,223	-
Dismantling Provision	21,463,326	-	21,463,326	17,267,657	-	-	-	38,730,983	38,730,983	-
Provision for doubtful trade accounts	500,412	-	500,412	175,867	-	-	-	676,279	676,279	-
Provision of Human Resources accounts	2,761,908	-	2,761,908	(35,772)	-	-	514	2,726,650	2,726,650	-
Other Provisions	143,725	-	143,725	23,664	-	-	4,451,922	4,619,311	4,619,311	-
Other Deferred tax	2,627,930	-	2,627,930	5,695,353	1	-	(4,476,703)	3,846,581	9,880,324	(6,033,743)
Tax Credit	-	-	-		-	-	-	-	-	-
Deferred income	385,412		385,412	(378,014)	-	-	-	7,398	7,398	-
Assets classified as held to distribute to owners (*)	-	-	-	-	-	-	-	-	-	-
Monetary Correction - Argentina	(425,688)	-	(425,688)	(207,915)	-	-	(24,267)	(657,870)		(657,870)
Other Deferred Taxes	2,668,206	-	2,668,206	6,281,282	1	-	(4,452,436)	4,497,053	9,872,926	(5,375,873)
Deferred tax asses/(liabilities)	(183,487,402)	-	(183,487,402)	51,370,116	984,611	1,037,949	-	(130,094,726)	59,173,021	(189,267,747)
Offsetting of deferred tax assets/(liabilities)									(59,173,021)	59,173,021
Deferred tax assets/(liabilities) after offsetting								(130,094,726)	-	(130,094,726)

				Changes					Balance as of December 31, 2018
	Net balance as of	Inicial	Net balance	Increase	Increase	Foreign	other	Closing balance
	January 1, 2018	application IFRS 9	restated as of	(decrease) in	(decrease) in	Currency	increase	as of 12/31/2018	Deferred tax	Deferred Tax
		and IAS 29	January 1, 2019	in profit or loss	other	Translation	(decrease)		assets	Liabilities
					comprehensive
					income
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(232,741,069)	-	(232,741,069)	20,382,971	-	-	-	(212,358,098)	11,567	(212,369,665)
Obligations for post-employment benefits	1,478,416	-	1,478,416	(192,839)	87,818	-	-	1,373,395	1,474,757	(101,362)
Tax loss	9,536,102		9,536,102	(9,536,102)	-	-	-	-	-	-
Provisions	20,314,110	52,255	20,366,365	4,503,006	-	-	-	24,869,371	24,869,371	-
Dismantling Provision	17,277,993	-	17,277,993	4,185,333	-	-	-	21,463,326	21,463,326	-
Provision for doubtful trade accounts	555,914	52,255	608,169	(107,757)	-	-	-	500,412	500,412	-
Provision of Human Resources accounts	2,373,725	-	2,373,725	388,183	-	-	-	2,761,908	2,761,908	-
Other Provisions	106,478	-	106,478	37,247	-	-	-	143,725	143,725	-
Other Deferred tax	41,118,525	(213,442)	40,905,083	(27,785,843)	4	-	(10,491,314)	2,627,930	8,695,342	(6,067,412)
Tax Credit	10,491,314	-	10,491,314		-	-	(10,491,314)	-	-	-
Deferred income	(673,896)	-	(673,896)	1,059,308	-	-	-	385,412	385,412	-
Assets classified as held to distribute to owners (*)	30,938,736	-	30,938,736	(30,938,736)	-	-	-	-	1,398,289	-
Monetary Correction - Argentina	-	(213,442)	(213,442)	(212,246)	-	-	-	(425,688)	-	(425,688)
Other Deferred Taxes	362,371	-	362,371	2,305,831	4	-	-	2,668,206	6,911,641	(5,641,724)
Deferred tax asses/(liabilities)	(160,293,916)	(161,187)	(160,455,103)	(12,628,807)	87,822	-	(10,491,314)	(183,487,402)	35,051,037	(218,538,439)
Offsetting of deferred tax assets/(liabilities)									(35,051,037)	35,051,037
Deferred tax assets/(liabilities) after offsetting								(183,487,402)	-	(183,487,402)

(*) See Note 14.b

Recovery of deferred tax assets will depend on whether sufficient tax profits will be obtained in the future. The Group believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

b)	As of December 31, 2019, the Group does not have unrecognized deferred tax assets related to tax losses carry forward (see Note 3.o).

The Group has not recognized deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. The aggregate amount of taxable temporary differences associated with investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized totaled ThCh$3,245,819 as of December 31, 2019  (ThCh$11,313,612 as of December 31, 2018).

Additionally, the Group has not recognized deferred tax assets for deductible temporary differences, associated with investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future, which as of December 31, 2019, totaled ThCh$127,574,264 (ThCh$242,676,148 as of December 31, 2018).

The Group entities are potentially subject to income tax audits by the Chilean tax authoritiesand are limited to three tax years after which tax audits over those years can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The tax years potentially subject to examination are 2016 trhough 2018.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by Chilean tax authority for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, Management estimates that the liabilities, if any, that may arise from such tax audits, would not significantly impact the Group’s future results.

At the present time, tax audits are under way. The Group considers that the uncertainties associated with these audits have no significant effect on the consolidated financial statements as of December 31, 2019.

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the year ended December 31, 2019			For the year ended December 31, 2018			For the year ended December 31, 2017
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After	Amount Before Tax	Income Tax Expense (Benefit)	Amount After
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(4)	1	(3)	(15)	4	(11)	8	(2)	6
Cash flow hedge	(66,892,603)	18,061,004	(48,831,600)	(138,850,000)	37,616,791	(101,233,208)	97,309,516	(26,139,149)	71,170,367
Foreign currency translation	(4,310,498)	—	(4,310,498)	(5,522,334)	—	(5,522,736)	(3,690,798)	—	(3,690,798)
Actuarial income on defined-benefit pension plans	(3,646,705)	984,610	(2,662,094)	(325,252)	87,818	(237,033)	251,976	(68,034)	183,942
Income tax related to components of other income and expenses debited or credited to Equity	(74,849,810)	19,045,615	(55,804,195)	(144,697,601)	37,704,613	(106,992,988)	93,870,702	(26,207,185)	67,663,517

The reconciliation of deferred tax movements between balance sheet and comprehensive income for the years 2019, 2018 and 2017 is as follows:

	For the years ended
Reconciliation of changes in deferred taxes of components of	12-31-2019	12-31-2018	12-31-2017
other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income	984,611	87,822	(68,036)
Income tax of changes in cash flow hedge transactions (income and derivative coverage)	18,061,004	37,616,791	(26,139,149)
Total	19,045,615	37,704,613	(26,207,185)

In Chile, Law No. 20,780 was published in the Official Gazette on September 29, 2014, it changes the income tax system and other taxes, by replacing  the current tax system in 2017 with two alternative tax systems: the attributed income system and the partially integrated system.

This law gradually increases the rate of income tax on corporate income. Thus, it is increased to 21% in 2014, to 22.5% in 2015, and 24% in 2016. From 2017 taxpayers choosing the attributed income system are subject to a rate of 25%, while companies choosing the partially integrated system are subject to a rate of 25.5% in 2017 and 27% in 2018.

The law also states that corporations will automatically be subject to the partially integrated system unless a future Extraordinary Shareholders’ Meeting agrees to select the attributed income system.

Law No. 20,899 was published on February 8, 2016, simplifying the income tax system. This law among its main modifications, imposes the  partially integrated system as mandatory for corporations, cancelling the  previously available attributed income system option.